Related parties (Details 5) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Short-term employee benefits	₩ 4,578,094	₩ 1,185,704	₩ 1,426,806
Post-employment benefits	719,179	270,695	279,982
Share-based payments	25,636,854	(135,095)	38,530
Total	₩ 30,934,127	₩ 1,321,304	₩ 1,745,318